Indebtedness (Unsecured Lines of Credit) (Details) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Unsecured Line of Credit DRLP [Member]	Dec. 31, 2012 Unsecured Line of Credit DRLP [Member]	Jul. 31, 2012 Unsecured Line of Credit - Consolidated Subsidiary [Member]	Dec. 31, 2013 London Interbank Offered Rate (LIBOR) [Member] Unsecured Line of Credit DRLP [Member]	Dec. 31, 2012 London Interbank Offered Rate (LIBOR) [Member] Unsecured Line of Credit - Consolidated Subsidiary [Member]
Debt Instrument, Description of Variable Rate Basis							LIBOR	LIBOR
Debt Instrument, Basis Spread on Variable Rate							1.25%	0.85%
Line of Credit Facility, Interest Rate at Period End							1.42%
Maximum Capacity				$ 850,000,000		$ 30,000,000
Maturity date				Dec. 01, 2015
Line of credit balance				88,000,000	285,000,000
Line of Credit Facility, Increase, Additional Borrowings				400,000,000
Line of Credit Facility, Maximum Borrowing Capacity				1,250,000,000
Line of Credit Facility, Covenant Compliance				we were in compliance with all covenants under this line of credit.
Current Market rate of Unsecured lines of Credit				1.47%
Proceeds from (Repayments of) Lines of Credit, net	$ (197,000,000)	$ 264,707,000	$ (172,753,000)			$ 20,300,000